INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Components of Consolidated Statement of Financial Position
Trade debtors	$ 71,234,677	$ 48,910,484
Allowance for impairment of trade debtors	(4,194,083)	(3,360,224)
Allowance for return of goods	(1,182,331)	(800,606)
Discounted and deferred checks	9,982,529	13,651,939
Trade receivables	77,760,561	59,236,377
Shareholders and other other related parties
Components of Consolidated Statement of Financial Position
Trade debtors	250,438	467,743
Allowance for impairment of related parties	(30,236)	(75,596)
Parent company
Components of Consolidated Statement of Financial Position
Trade debtors	439,140	440,268
Joint ventures and associates
Components of Consolidated Statement of Financial Position
Trade debtors	$ 1,260,427	$ 2,369